          As filed with the Securities and Exchange Commission on April 25, 2003
                                                     1933 Act File No. 333-44010
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933      [ ]
                        POST-EFFECTIVE AMENDMENT NO. 2    [x]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940  [ ]
                                AMENDMENT NO. 5           [x]

                           EATON VANCE VARIABLE TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
                                 --------------
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)

     [ ] on (date) pursuant to paragraph (a)(1)

     [x] on May 1, 2003 pursuant to paragraph (b)

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

LOGO


                    EATON VANCE VT FLOATING-RATE INCOME FUND
                   A mutual fund seeking high current income

                      EATON VANCE VT INCOME FUND OF BOSTON
                 A diversified fund seeking high current income

                       EATON VANCE VT INFORMATION AGE FUND
              A diversified global growth fund of information age
                                    companies

                            EATON VANCE VT WORLDWIDE
                              HEALTH SCIENCES FUND
   A diversified global growth fund concentrating in health sciences companies


                                Prospectus Dated
                                   May 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


INFORMATION IN THIS PROSPECTUS

                                     Page                                Page
-------------------------------------------------------------------------------
Fund Summaries                         2    Purchasing and Redeeming
Investment Objectives & Principal            Shares                       13
 Policies and Risks                    8    Tax Information               14
Management and Organization           12    Financial Highlights          15
Valuing Shares                        13
-------------------------------------------------------------------------------

    THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS WHICH ARE
      AVAILABLE FOR PURCHASE BY SEPARATE ACCOUNTS OF INSURANCE COMPANIES.
                          PLEASE SAVE IT FOR REFERENCE.

FUND SUMMARIES

This section summarizes the investment objectives and principal strategies and risks of investing in each Fund.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

EATON VANCE VT FLOATING-RATE INCOME FUND. The VT Floating-Rate Income Fund's investment objective is to provide a high level of current income. To do so, the Fund invests primarily in senior floating rate loans.

The Fund invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities. The Fund may also purchase investment grade fixed income debt securities and money market instruments. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.

Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of Fund holdings, as well as other investments that are available. Preservation of capital is considered when consistent with the Fund's objective. Since the Fund's inception, the Fund has invested exclusively in short-term, high-quality commercial paper as a defensive measure. The Investment Adviser believes that it would be in the best interests of the Fund's shareholders to invest in a highly diversified pool of Senior Loans. Due to structural limitations in the market for Senior Loans, it would be difficult for the Investment Adviser to invest in the Fund's assets with sufficient diversity unless the Fund reaches an asset level of about $100 million. The Fund has not reached that asset size and it is unclear when it will do so. Therefore, the Investment Adviser will continue to invest in a pool of short-term, high-quality money market instruments until such time as the Fund has reached a size that will enable the Investment Adviser to invest in a sufficiently diversified pool of Senior Loans.

EATON VANCE VT INCOME FUND OF BOSTON.  The primary  investment  objective  of VT
Income Fund of Boston is to provide as much current income as possible. To do so, the Fund invests primarily in high yield, high risk corporate bonds
(so-called "junk bonds"). Secondary purposes of the Fund are to provide reasonable preservation of capital to the extent attainable from such bonds, and growth of income and capital.

The Fund invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Fund may invest in a wide variety of other income-producing debt securities (including senior floating rate loans), as well as preferred stocks that pay dividends. Some debt securities acquired by the Fund do not pay current income or do not make regular interest payments, while others may pay interest in the form of additional debt securities. When fully invested, the Fund is expected to hold well in excess of 100 securities, which may help reduce investment risk.

The Fund may invest up to 25% of its total assets in foreign securities which are predominantly U.S. dollar denominated. With respect to non-dollar denominated securities, the Fund may hedge currency fluctuations by entering into forward foreign currency contracts.

The Fund's investments are actively managed and securities may be bought and sold on a daily basis. The investment adviser's staff monitors the credit quality of securities held by the Fund and other securities available to the Fund. The portfolio manager attempts to improve yield and preserve and enhance principal value through timely trading. The portfolio manager also considers the relative value of securities in the marketplace in making investment decisions.

EATON VANCE VT INFORMATION AGE FUND. The VT Information Age Fund's investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of information age companies expected to grow in value. Approximately 40% to 60% of total assets is managed by Lloyd George Investment Management (Bermuda) Limited, which invests in foreign securities, including securities issued by companies in emerging markets. The balance of the Fund's total assets is managed by Eaton Vance Management, which invests in domestic and Canadian securities. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. Because of the dynamic nature of many portfolio companies, trading may be more frequent than for mutual funds focusing only on established companies located in only one country. The Fund does not concentrate (that is, invest 25% or more of its assets) in any one industry.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND. The VT Worldwide Health Sciences Fund's investment objective is to seek long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests primarily in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. The Fund invests in companies with a broad range of market capitalizations, including small companies. The Fund invests in foreign securities and will normally be invested in at least three different countries. In managing the portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry.

PRINCIPAL RISK FACTORS

VT FLOATING-RATE INCOME FUND. The VT Floating-Rate Income Fund invests primarily in below investment grade debt obligations, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

Economic and other events (whether real or perceived) can reduce the demand for certain senior floating rate loans or senior floating rate loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt securities are also subject to the risk of increases in prevailing interest-rates, although floating rate securities reduce this risk. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for many loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Foreign securities are subject to adverse changes in currency exchange rates and economic and political developments abroad. Hedging transactions involve a risk of loss due to unanticipated changes in exchange or interest rates, as well as the risk of counterparty default.

As a non-diversified fund, the Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers. The Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.

THE FUND IS NOT A MONEY MARKET FUND AND ITS NET ASSET VALUE WILL FLUCTUATE.

VT INCOME FUND OF BOSTON. The VT Income Fund of Boston invests primarily in below investment grade bonds, which are predominantly speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults will reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a security may lose significant value before a default occurs.

The value of VT Income Fund of Boston's shares may decline when interest rates rise, when the supply of suitable bonds exceeds market demand, or in response to a significant drop in the stock market. Bonds that make "in-kind" interest payments, as well as bonds that do not pay income currently or do not make regular interest payments, may experience greater volatility in response to interest rate changes. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares could be adversely affected by changes in currency exchange rates and by political and economic developments abroad. Forward foreign currency contracts also involve a risk of loss due to imperfect correlation. The Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.

VT INFORMATION AGE FUND AND VT WORLDWIDE HEALTH SCIENCES FUND. The value of shares of the VT Information Age and VT Worldwide Health Sciences Funds are sensitive to stock market volatility. Moreover, the stocks in which the Funds invest may be more volatile than the stock market as a whole. If there is a decline in the value of exchange-listed stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because both Funds can invest a significant portion of assets in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less-developed countries, these risks can be significant. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The VT Worldwide Health Sciences Fund concentrates its investments in medical research and the health care industry, so the Fund will likely be affected by events that adversely affect that industry. The Fund intends to generally hold fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of Fund shares can also be impacted by regulatory activities that affect health sciences companies. For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits. The VT Information Age Fund is subject to factors that adversely affect information-- related industries, such as deregulation of certain of these industries and product obsolescence due to technological advancements, and increased competition from competitors.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

                          VT FLOATING-RATE INCOME FUND

PERFORMANCE INFORMATION. The following bar chart and table provide information about the VT Floating-Rate Income Fund's performance for the calendar year ended December 31, 2002. The returns do not reflect any insurance-related charges. If such charges were reflected, the returns would be lower. The table contains returns for the Fund's shares and a comparison of the Fund's performance to the performance of a representative index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Please refer to the prospectus for your insurance contract for information about insurance-related charges and performance data reflecting those charges and expenses. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

                                      0.31%
                                      -----
                                      2002

For the period from December 31, 2001 through December 31, 2002, the Fund's highest quarterly total return was 0.14% for the quarter ended December 31, 2002, and its lowest quarterly return was -0.02% for the quarter ended March 31, 2002. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to March 31, 2003) was 0.33%


                                                            One          Life of
Average Annual Total Return as of December 31, 2002         Year          Fund
--------------------------------------------------------------------------------
VT Floating-Rate Income Fund                                0.31%         0.83%
CSFB Leveraged Loan Index (reflects no deduction for
 fees, expenses or taxes)                                   1.11%         0.87%

The Fund commenced operations on May 2, 2001. Life of Fund returns are calculated from May 31, 2001. The CSFB Leveraged Loan Index is an index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Investors cannot invest directly in an index. (Source for the CSFB Leveraged Loan Index returns: Thomson Financial.)


FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

            Annual Fund Operating Expenses
            (expenses that are deducted from Fund assets)
          ------------------------------------------------------------
            Management Fees                                    0.825%

            Service Fees*                                      0.250%
            Other Expenses                                     0.395%
                                                               ------
            Total Annual Fund Operating Expenses               0.470%

               *Service Fees are paid pursuant to a Service Plan.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
  Fund shares                               $150     $465      $803      $1,757

                        VT WORLDWIDE HEALTH SCIENCES FUND

PERFORMANCE INFORMATION. The following bar chart and table provide information about the VT Worldwide Health Sciences Fund's performance for the calendar year ended December 31, 2002. The returns do not reflect any insurance-related charges. If such charges were reflected, the returns would be lower. The table contains returns for the Fund's shares and a comparison of the Fund's performance to the performance of domestic and foreign stock indices. Please refer to the prospectus for your insurance contract for information about insurance-related charges and performance data reflecting those charges and expenses. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

                                    -29.77%
                                    -------
                                      2002

During the period from December 31, 2001 through December 31, 2002, the Fund's highest quarterly total return was 8.39% for the quarter ended December 31, 2002, and its lowest quarterly return was -18.62% for the quarter ended June 30, 2002. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to March 31, 2003) was 0.12%


Average Annual Total Return as of December 31, 2002      One Year   Life of Fund
--------------------------------------------------------------------------------
VT Worldwide Health Sciences Fund                        -29.77%      -12.14%
Standard & Poor's 500 Index (reflects no deduction
 for fees, expenses or taxes)                            -22.09%      -18.82%
 Morgan Stanley Capital International Europe,
  Australasia & Far East Index
 (reflects no deduction for fees, expenses or taxes)     -15.94%      -17.13%

Fund commenced operations on May 2, 2001. Life of Fund returns are calculated from May 31, 2001. The Standard & Poor's 500 Index is an unmanaged index of common stocks trading in the U.S. The MSCI EAFE Index is an unmanaged index of foreign stocks. Investors cannot invest directly in an index. (Source: Lipper, Inc.) The Fund's performance is compared to the performance of a domestic and a foreign index because it invests in domestic and foreign securities.


FUND FEES AND EXPENSES. These tables describe the expenses that you may pay if you buy and hold shares.


            Annual Fund Operating Expenses
            (expenses that are deducted from Fund assets)
          ------------------------------------------------------------
            Management Fees                                    1.32%

            Service Fees*                                      0.25%
            Other Expenses                                     0.93%
                                                               -----
            Total Annual Fund Operating Expenses               2.50%

               *Service Fees are paid pursuant to a Service Plan.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
  Fund shares                            $253     $779     $1,331     $2,836

                            VT INCOME FUND OF BOSTON

PERFORMANCE INFORMATION. Because VT Income Fund of Boston does not have a full year of performance, no performance information is included.

FUND FEES AND EXPENSES. The table describes the expenses that you may pay if you buy and hold shares.


            Annual Fund Operating Expenses
            (expenses that are deducted from Fund assets)
          ---------------------------------------------------------------
            Management Fees                                       1.00%

            Service Fees*                                         0.25%
            Other Expenses**                                      2.00%
                                                                  -----
            Total Annual Fund Operating Expenses                  3.25%

               *    Service Fees are paid  pursuant to a Service  Plan.
               **   Other Expenses is estimated.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           1 Year      3 Years
--------------------------------------------------------------------------------
  Fund shares                                               $194        $600


                             VT INFORMATION AGE FUND

PERFORMANCE INFORMATION. Because VT Information Age Fund has not commenced operations, no performance information is included.

FUND FEES AND EXPENSES. The table describes the expenses that you may pay if you buy and hold shares.


            Annual Fund Operating Expenses
            (expenses that are deducted from Fund assets)
          ------------------------------------------------------------
            Management Fees                                    1.00%

            Service Fees*                                      0.25%
            Other Expenses**                                   2.00%
                                                               -----
            Total Annual Fund Operating Expenses               3.25%

               *    Service Fees are paid  pursuant to a Service  Plan.
               **   Other Expenses is estimated.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                       1 Year      3 Years
--------------------------------------------------------------------------------
  Fund shares                                           $328       $1,001

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

VT FLOATING-RATE INCOME FUND. The VT Floating-Rate Income Fund's investment objective is to provide a high level of current income. The Fund's investment objective and most policies may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make a change and intend to submit any material change in the objective to shareholders for approval. The VT Floating-Rate Income Fund normally invests primarily in interests in senior floating rate loans ("Senior Loans"). Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London InterBank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. The Senior Loans held by the Fund will have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. In the experience of the investment adviser over the last decade, because of prepayments the average life of Senior Loans has been two to four years.

The VT Floating-Rate Income Fund may also purchase unsecured loans, other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the VT Floating-Rate Income Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund's performance.

Many loans in which the VT Floating-Rate Income Fund will invest may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for rated, registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. A high percentage of Senior Loans in the Fund may be assigned ratings below investment grade by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities which are unsecured and rated below investment grade (i.e. Baa and below by Moody's Investors Service, Inc. ("Moody's") or BBB and below by Standard & Poor's Ratings Group ("S&P")) and comparable unrated bonds, are viewed by the rating agencies as having speculative characteristics and are commonly known as "junk bonds". A description of the ratings of corporate bonds by Moody's and S&P is included as Appendix A to the Statement of Additional Information. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

No active trading market may exist for many loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund's net asset value. During periods of limited supply and liquidity of Senior Loans, the Fund's yield may be lower. The Fund may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks.

When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although the Fund's net asset value will vary, the Fund's management expects the policy of acquiring interests in floating rate Senior Loans to minimize fluctuations in net asset value as a result of changes in market interest rates. However, because floating rates on Senior Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in the Fund's net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund's net asset value. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can also adversely impact the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings.

The VT Floating-Rate Income Fund may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Fund's holdings. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

VT INCOME FUND OF BOSTON. The VT Income Fund of Boston's primary investment objective is to provide as much current income as possible. In seeking this objective, the Fund currently invests primarily in high yield, high risk corporate bonds which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody's and lower than BBB by S&P) or are unrated and of comparable quality. The Fund also seeks reasonable preservation of capital to the extent attainable from such investments, and growth of income and capital, as secondary objectives. The Fund's investment objectives and certain policies may be changed without shareholder approval. The Trustees have no present intention to make any such change and intend to submit any proposed material change in investment objectives to shareholders in advance for their approval.

The VT Income Fund of Boston may hold securities that are unrated or in the lowest rating categories (rated C by Moody's or D by S&P). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities, the Fund may be required to retain legal counsel and/or a financial adviser. This may increase the Fund's operating expenses and adversely affect net asset value.

The credit quality of most securities held by the VT Income Fund of Boston reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at favorable prices. In the absence of a liquid trading market for securities held by it, the Fund may have difficulties determining the fair market value of such securities.

Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Because of the greater number of investment considerations involved in investing in high yield bonds, the achievement of the VT Income Fund of Boston's objectives depends more on the investment adviser's judgment and analytical abilities than would be the case if the Fund invested primarily in securities in the higher rating categories. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession. Moreover, the Fund may invest up to 25% of its assets in any one industry, which may expose the Fund to unique risks of that industry. Accordingly, the Fund's investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

The Fund may invest in interests in Senior Loans. The risks associated with these loans are more fully described in the investment policies section of VT Floating-Rate Income Fund above.

The VT Income Fund of Boston may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind ("PIK securities"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. Such investments may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on these investments and is required to distribute its income each year. The Fund may be required to sell securities to obtain cash needed for income distributions.

The value of VT Income Fund of Boston shares will usually change in response to interest rate fluctuatations. When interest rates decline, the value of securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio securities can be expected to decline. Other economic factors (such as a large downward movement in stock prices or a poor economic environment) can also adversely impact the high yield bond market. Rating downgrades of securities held by the Fund may reduce their value.

VT INFORMATION AGE FUND. The VT Information Age Fund's investment objective is to seek long-term capital growth. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees have no present intention to make any such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

The VT Information Age Fund invests in a global and diversified portfolio of common stocks of companies in information-related industries. These "information age" companies are companies that may be engaged in providing information services, such as telephone, broadcasting, cable or satellite television, publishing, advertising, producing information and entertainment media, data processing, networking of data processing and communication systems, or providing consumer interconnection to computer communication networks. In addition, such companies may be engaged in the development, manufacture, sale, or servicing of information age products, such as computer hardware, software and networking equipment, mobile telephone devices, telecommunications network switches and equipment, television and radio broadcasting and receiving equipment, or news and information media of all types. The Fund will invest at least 80% of its net assets in securities of information age companies.

The VT Information Age Fund may invest in securities of both established and emerging companies operating in developed and emerging economies. Many information age companies are subject to substantial government regulations that can affect their prospects. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. To reduce risk, the portfolio managers normally diversify investments by capitalization, geographical location and industry. The Fund does not concentrate in any one industry. A portfolio manager may use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

The portfolio managers seek to purchase stocks that are favorably priced in relation to their fundamental value, and which will grow in value over time. In making each investment decision, a portfolio manager may draw upon the information provided by, and the expertise of, the investment adviser's research staff. The stock selection process will be based on numerous factors, including the potential for price appreciation, risk/return, and the mix of securities in the Fund. Many of these considerations are subjective. Because the value of information age companies will fluctuate in response to technological and regulatory developments, the portfolio managers will generally sell a stock when they believe it has attained its optimum value.

VT WORLDWIDE HEALTH SCIENCES FUND. The VT Worldwide Health Sciences Fund's investment objective is to seek long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees have no present intention to make any such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

The VT Worldwide Health Sciences Fund invests at least 80% of net assets in securities (primarily common stocks) of companies principally engaged in the development, production or distribution of products or services related to scientific advances in health care, including biotechnology, diagnostics, managed health care, medical equipment and supplies, and pharmaceuticals. At the time the Fund makes an investment, 50% or more of the company's sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Fund may invest in securities of both established and emerging companies, some of which may be denominated in foreign currencies.

Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. The VT Worldwide Health Sciences Fund will invest in securities of emerging growth health sciences companies, which may offer limited products or services or which are at the research and developmental stage with no marketable or approved products or technologies.

The portfolio manager seeks to purchase stocks that are favorably priced in relation to their fundamental value, and which will grow in value over time. In making each investment decision, the portfolio manager may draw upon the information provided by, and the expertise of, the investment adviser's research staff. The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies). The portfolio manager will consider selling a holding whenever it adds a holding to the Fund. The stock selection process is highly subjective.

COMMON INVESTMENT PRACTICES. The VT Information Age Fund and the VT Worldwide Health Sciences Fund may invest in equity securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than for larger, more established companies. Each Fund may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The VT Information Age and VT Worldwide Health Sciences Funds may invest significantly in foreign securities. The VT Floating-Rate Income Fund may invest up to 25% of total assets in foreign securities, predominantly in developed countries. The VT Income Fund of Boston may invest up to 25% of total assets in foreign securities which are predominantly U.S. dollar denominated. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss. As an alternative to holding foreign-traded securities, the Funds may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities).

With respect to non-dollar denominated securities, the Funds may use hedging techniques (such as forward currency exchange contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations. Forward currency exchange contracts allow a Fund to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to a Fund. For the Funds, currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies.

No Fund may invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Each Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. A Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, VT Floating-Rate Income, VT Information Age and VT

Worldwide Health Sciences Funds may temporarily invest up to 100% of their assets in cash or cash equivalents. The VT Income Fund of Boston may temporarily invest up to 50% of its assets in cash or cash equivalents. While temporarily invested, a Fund may not achieve its investment objective. While at times a Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

Each Fund may, with the approval of the Trustees of the Trust, seek its investment objectives by investing all of its assets in another registered investment company, although none of the Funds currently intend to do so.

PORTFOLIO TURNOVER. The annual portfolio turnover rate for each Fund may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pays more brokerage commissions (which reduces return) than a fund with a lower rate.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Eaton Vance Management ("Eaton Vance"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, manages the VT Income Fund of Boston and the VT Floating-Rate Income Fund. Eaton Vance and Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong, co-manage the VT Information Age Fund, with non-U.S. assets managed by Lloyd George and U.S. and Canadian assets managed by Eaton Vance. OrbiMed Advisers, LLC (formerly OrbiMed Advisers, Inc.) ("OrbiMed"), 767 3rd Avenue, New York, NY 10017, manages the VT Worldwide Health Sciences Fund. An investment adviser manages the investments of a fund.

Eaton Vance receives a monthly advisory fee equivalent to 0.575% annually of the average daily net assets of the VT Floating-Rate Income Fund up to $1 billion, 0.525% of up to $2 billion, 0.500% of up to $5 billion and 0.480% of $5 billion and over. For the fiscal year ended December 31, 2002, the Fund paid Eaton Vance advisory fees equivalent to 0.575% of the Fund's average daily net assets.

Scott H. Page and Payson F. Swaffield, Vice Presidents of Eaton Vance, are co-portfolio managers of the VT Floating-Rate Income Fund (since inception) and of other Eaton Vance floating-rate loan portfolios (since August 1, 1996).

Eaton Vance receives a monthly advisory fee equivalent to 0.625% annually of the average daily net assets of the VT Income Fund of Boston throughout the month.

Michael Weilheimer and Thomas Huggins are co-portfolio managers of the VT Income Fund of Boston (since inception). Mr. Weilheimer and Mr. Huggins also co-manage or manage other Eaton Vance portfolios. Each is a Vice President of Eaton Vance.

Eaton Vance and Lloyd George receive a monthly advisory fee from VT Information Age Fund to be divided equally between them. The fee is equivalent to 0.75% annually of the average daily net assets of the Fund up to $500 million. This fee declines at intervals above $500 million as follows: 0.70% of average daily net assets of $500 million up to $1 billion, 0.65% of $1 billion up to $1.5 billion, 0.60% of $1.5 billion up to $2 billion, 0.55% of $2 billion up to $3 billion and 0.50% of $3 billion and over.

Martha G. Locke and Jacob Rees-Mogg are the portfolio managers of the VT Information Age Fund (Ms. Locke since March 18, 2002 and Mr. Rees-Mogg since it commenced operations). Ms. Locke also manages another Eaton Vance portfolio and is a Vice President of Eaton Vance. Mr. Rees-Mogg also manages other Eaton Vance portfolios, is an Investment Manager for Lloyd George and has been employed by Lloyd George for more than five years.

OrbiMed receives a monthly fee equivalent to 1.00% annually of the VT Worldwide Health Sciences Fund's average daily net assets up to $30 million of assets, 0.90% of the next $20 million of assets, and 0.75% on assets in excess of $50 million. For assets of $500 million or more, the advisory fee is 0.70% for $500 million but less than $1 billion, 0.65% for $1 billion but less than $1.5 billion, $0.60% for $1.5 billion but less than $2 billion, 0.55% for $2 billion but less than $3 billion and 0.50% for $3 billion and over. OrbiMed may receive a performance-based adjustment of up to 0.25% of the average daily net assets of the VT Worldwide Health Sciences Fund based upon its investment performance compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. The performance fee adjustment to the advisory fee is as follows: after May 1, 2002, the basic advisory fee is subject to upward or downward adjustment depending upon whether, and to what extent, the investment performance of the VT Worldwide Health Sciences Fund differs by at least one percentage point from the record of the Standard & Poor's Index of 500 Common Stocks over the same period. Each percentage point difference is multiplied by a performance adjustment rate of 0.025%. The maximum adjustment plus/ minus is 0.25%. One twelfth (1/12) of this adjustment is applied each month to the average daily net assets of the Fund over the entire performance period. This adjustment shall be based on a rolling period of up to and including the most recent 36 months. Fund performance shall be total return as computed under Rule 482 under the Securities Act of 1933. For the fiscal year ended December 31, 2002, the Fund paid OrbiMed advisory fees equivalent to 1.07% of the Fund's average daily net assets. OrbiMed has agreed to pay Eaton Vance Distributors, Inc. one-third of its advisory fee receipts from its own resources for EVD's assistance in placing shares of the VT Worldwide Health Sciences Fund with various investors.

Samuel D. Isaly is the portfolio manager of the VT Worldwide Health Sciences Fund (since it commenced operations). He is Managing Partner of OrbiMed and has been employed by OrbiMed (and its predecessor) for more than 5 years. OrbiMed is an investment advisory firm registered with the Securities and Exchange Commission. Mr. Isaly has provided investment advisory and management services to clients since 1989.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $2.1 billion in assets. Eaton Vance's corporate parent owns 21% of Lloyd George's corporate parent. Lloyd George and its affiliates are domiciled outside of the United States. Because of this, it would be difficult to bring a claim or enforce a judgment against them.

Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals. Eaton Vance serves as administrator of each Fund. In this capacity, Eaton Vance administers the affairs of each Fund and provides certain office facilities. In return, each Fund is authorized to pay Eaton Vance a fee of 0.25% of average daily net assets.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.


ORGANIZATION. Each Fund is a series of Eaton Vance Variable Trust, a Massachusetts business trust. The Funds do not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval).

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value which is derived from Fund holdings. Exchange-listed securities are valued at closing sale prices. The investment adviser uses an independent pricing service to value most loans and other debt securities at their market value. The investment adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or deemed unreliable, or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

PURCHASING AND REDEEMING SHARES

The Trust has an underwriting agreement relating to the Funds with Eaton Vance Distributors, Inc. ("EVD"), 255 State Street, Boston, MA 02109. EVD intends to offer shares of each Fund continuously to separate accounts of various insurance companies. The underwriting agreement presently provides that EVD, through the Funds' transfer agent, accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of a Fund must be received by Investors Bank and Trust Company, the Funds' transfer agent, before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems Fund shares.

Please check with your insurance company to determine which Funds are available under your variable annuity contract or variable life insurance policy. Certain Funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a Fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The Funds currently do not foresee any disadvantages to policyowners arising out of the fact that the Funds may offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Fund to any separate account or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities laws. The Trustees may suspend transactions in shares of the Funds when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for a Fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

SERVICE FEES. Each Fund has adopted a plan that allows each Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts which will be equal to 0.25% of average daily net assets annually which will be paid quarterly. After the sale of shares, the principal underwriter receives the service fees payable for those shares for the first year after the sale. Thereafter insurance companies receive service fees based on the value of shares held by such companies.

TAX INFORMATION

Each Fund will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such Funds unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Dividends are reinvested without a sales charge, using the net asset value determined on the ex-dividend date and distributions are reinvested using the net asset value determined on the day following the distribution payment date.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some withdrawals from such contracts may be taxable at ordinary income tax rates. In addition, withdrawals before age 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each Fund intends to comply with these requirements. If a Fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance since inception. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). The information for VT Floating-Rate Fund has been audited by Deloitte & Touche LLP, independent accountants. The information for VT Worldwide Health Sciences Fund has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of each auditor and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                    VT FLOATING-RATE INCOME FUND
                                                    ----------------------------
                                                      YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                      2002(1)       2001(1)(2)
--------------------------------------------------------------------------------
  Net asset value - Beginning of year                 $10.000        $10.000
                                                      --------       --------
  Income (loss) from operations
  Net investment income                               $ 0.031        $ 0.129
                                                      --------       --------
  Less distributions
  From net investment income                          $(0.031)       $(0.129)
                                                      --------       --------
  Total distributions                                 $(0.031)       $(0.129)
                                                      --------       --------
  Net asset value - End of year                       $10.000        $10.000
                                                      --------       --------
  Total Return(3)                                        0.31%          1.29%
  Ratios/Supplemental Data+
  Net assets, end of year (000's
  omitted)                                             $36,552       $15,789
  Ratios (As a percentage of average
  daily net assets):
   Net expenses                                           1.47%         1.26%(4)
   Net investment income                                  0.31%         1.37%(4)
  Portfolio Turnover                                         0%           --

+ The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment gain per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses                                                             1.28%(4)
   Net investment income                                                1.35%(4)
  Net investment income per share                                      0.127

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) For the period from the start of business, May 2, 2001, to December 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Annualized.

                                            VT WORLDWIDE HEALTH SCIENCES FUND
                                          -------------------------------------
                                                 YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                            2002(1)                2001(1)(2)
-------------------------------------------------------------------------------

  Net asset value - Beginning of year       $11.590                $10.000
                                            --------               --------
  Income (loss) from operations
  Net investment loss                       $(0.150)               $(0.213)
  Net realized and unrealized gain (loss)    (3.300)                 1.803
                                            --------               --------
  Total income (loss) from operations       $(3.450)               $ 1.590
                                            --------               --------
  Net asset value - End of year             $ 8.140                $11.590
                                            --------               --------
  Total Return(3)                            (29.77)%                15.90%

  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)   $13,086                $ 7,874
  Ratios (As a percentage of average
  daily net assets):
   Expenses                                    2.50%                  3.80%(4)
   Net investment loss                        (1.70)%                (2.90)%(4)
  Portfolio Turnover                              0%(5)                  0%(5)

(1)  Net investment loss was computed using average shares outstanding.
(2) For the period from the start of business, May 1, 2001, to December 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.
(5)  Portfolio turnover is less than 1%.

LOGO


MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.
     ---------------------------------------------------------------------------

The Trust's SEC File No. is 811-10067.                                     VTP


                                           (C) 2003 Eaton Vance Management

                                                      STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                      May 1, 2003



                    EATON VANCE VT FLOATING-RATE INCOME FUND
                      EATON VANCE VT INCOME FUND OF BOSTON
                       EATON VANCE VT INFORMATION AGE FUND
                  EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds. Each Fund is a series of Eaton Vance Variable Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                   Page                                   Page
Strategies and Risks                 2   Purchasing and Redeeming Shares   20
Investment Restrictions             10   Performance                       21
Management and Organization         12   Taxes                             22
Investment Advisory and                  Portfolio Securities
 Administrative Services            16    Transactions                     23
Other Service Providers             18   Financial Statements              25
Calculation of Net Asset Value      19

  Appendix A: VT Floating-Rate Income Fund Fees, Performance and Ownership 26 Appendix B: VT Worldwide Health Sciences Fees, Performance and Ownership 27 Appendix C: VT Income Fund of Boston Fees, Performance and Ownership 28
  Appendix D: Corporate Bond Ratings                                        29


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this SAI regarding another Fund because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' relevant prospectus dated May 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.




(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. Under normal circumstances, the VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund and VT Information Age Fund will invest at least 80% of its net assets in securities as described in the Prospectus, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Fixed-income Securities. VT Income Fund of Boston invests primarily in fixed-income securities and VT Worldwide Health Sciences and VT Information Age Funds invest in such securities to a much lesser extent. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to "call," or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, a Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, a Fund also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix C.

SENIOR LOANS. VT Floating-Rate Income Fund (and to a lesser extent VT Income Fund of Boston) invest in Senior Loans which are more fully described below.

STRUCTURE OF SENIOR LOANS. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily institutionally traded senior floating rate debt obligations issued by an asset-backed pool, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

A Fund typically purchases "Assignments" from the Agent or other Loan Investors. The purchase of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

A Fund also may invest in "Participations". Participations by a Fund in a Loan Investor's portion of a Senior Loan typically will result in a Fund having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and a Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Fund may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, a Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

A Fund will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between a Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa or P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized rating agency (each a "Rating Agency")) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody's have speculative characteristics. Similarly, a Fund will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody's is regarded by Moody's as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody's are considered by Moody's to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

LOAN COLLATERAL. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Senior Loan.

CERTAIN FEES PAID TO A FUND. In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by a Fund may include covenant waiver fees and covenant modification fees.

BORROWER COVENANTS. A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the "Loan Agreement"). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

ADMINISTRATION OF LOANS. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Fund will generally rely upon the Agent or an intermediate participant to receive and forward to a Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement a Fund has direct recourse against the Borrower, a Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Fund and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Fund were determined to be subject to the claims of the Agent's general creditors, a Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

PREPAYMENTS. Senior Loans will usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. However, a Fund may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because a Fund should be able to reinvest prepayments in other Senior Loans that have similar or identical yields and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

OTHER INFORMATION REGARDING SENIOR LOANS. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Fund or may be intermediate participants with respect to Senior Loans in which a Fund owns interests. Such banks may also act as Agents for Senior Loans held by a Fund.

A Fund may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

A Fund may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A Fund may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower's use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower's perceived creditworthiness.

A Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, a Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund's security interest in the loan collateral or subordinate a Fund's rights under the Senior Loan to the interests of the Borrower's unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect the Fund's performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund's security interest in loan collateral. If a Fund's security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan.

A Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Fund's investment policies.

REGULATORY CHANGES. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

Each Fund may also invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting and other shareholder rights, and may be less liquid than sponsored receipts.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

EMERGING COMPANIES. The investment risk associated with emerging companies is higher than that normally associated with larger, older companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, this type of holding may need to be discounted from recent prices or disposed of over a long period of time. The prices of this type of security are often more volatile than those of larger companies which are often traded on a national securities exchange.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance income (in the case of written options), to hedge against fluctuations in securities prices, interest rates, market conditions or currency exchange rates, to change the duration of the overall portfolio, to mitigate default risk, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities (such as U.S. Government securities), stock and bond indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits and economic indices); options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; swaps; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.

From time to time, VT Income Fund of Boston may use credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. In a credit default swap, the buyer of credit protection agrees to pay the seller a periodic premium payment in return for the seller paying the amount under par at which a bond is trading if an event occurs that impacts the payment ability of the issuer of the underlying bonds. If such a transaction is to be physically settled, the buyer of the protection delivers to the seller a credit instrument that satisfies the delivery conditions outlined in the trade confirmation. The seller of the credit protection then pays the buyer the par value of the delivered instrument. In a cash settled transaction, the buyer of protection receives from the seller the difference between the market value of the credit instrument and the par value. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Fund's initial investment in these instruments. In addition, a Fund may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage a Fund's exposure to a particular market risk. Leverage enhances a Fund's exposure to the price volatility of derivative instruments it holds. A Fund's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Fund's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to a Fund. A Fund will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

VT Income Fund of Boston may engage in options, futures contracts and options on futures contracts on high yield corporate bond indices, as well as stock indices, in order to hedge its exposure to the high yield bond market. The Fund may enter into stock index futures and options only when the investment adviser believes there is a correlation between the composition of part of the Fund and the underlying index. Hedging transactions may not be effective because of imperfect correlation and other factors. These transactions also involve a risk of loss or depreciation due to counterparty risk, unexpected market, interest rate or security price movements and tax and regulatory constraints.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. A Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. A Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When a Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets. While there is a risk that large fluctuations in the market value of the Fund's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

ASSET COVERAGE. To the extent required by SEC guidelines, each Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

EQUITY INVESTMENTS. Each Fund, except VT Floating-Rate Income Fund, may invest in common stocks, preferred stocks, warrants and other equity securities when consistent with its objective or acquired as part of a fixed-income security. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

SHORT SALES. A Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box), or it holds in a segregated account cash or other liquid securities (to the extent required under the 1940
Act) in an amount equal to the current market value of the securities sold short. The Fund may engage in short selling under limited circumstances, such as where the Fund acquires stock in settlement of a bankruptcy or otherwise in connection with securities owned by the Fund. These transactions may require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

CONVERTIBLE SECURITIES. A Fund may from time to time invest a portion of its assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock may itself be convertible into our exchangeable for equity securities, or the purchase right may be evidenced by warrants attached to the security or acquired as part of a unit with the security. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.

WARRANTS. A Fund may from time to time invest a portion of its assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Fund's investment restrictions).

ILLIQUID SECURITIES. Each Fund may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If a Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

LENDING PORTFOLIO SECURITIES. Each Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

TEMPORARY INVESTMENTS. A Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

OTHER INVESTMENT COMPANIES. Each Fund (except VT Floating-Rate Income Fund) reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Fund's investment adviser. Each Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by a Fund. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from their net asset values.

The VT Floating-Rate Income Fund may invest in closed-end investment companies which invest in floating rate instruments. The value of common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the demand for the underlying portfolio assets. These companies bear fees and expenses that the Fund will incur indirectly, so investors in the Fund will be subject to duplication of fees.

PORTFOLIO TURNOVER. A Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the VT Floating-Rate Income and the VT Worldwide Health Sciences Funds' annual turnover rates will generally not exceed 100%, while the VT Income Fund of Boston and the VT Information Age Fund annual turnover rates may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to a Fund and may result in a realization of net short-term capital gains. During the fiscal year ended December 31, 2002, the portfolio turnover rates of the VT Floating-Rate Income Fund and the VT Worldwide Health Sciences Fund were 0% and less than 1%, respectively.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;


     (2) Purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

     (3) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities and (d) lending cash consistent with applicable law;

     (4) (with the exception of VT Floating-Rate Income Fund) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except securities of other investment companies;

     (5) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933 (restricted securities);

     (6) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities.

With respect to the VT Information Age Fund, the Fund may not:

     (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

With respect to the VT Worldwide Health Sciences Fund, the Fund may not:

     (8) Invest in the securities of any one industry, except the medical research and health care industry (and except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund's total assets would be invested in the securities of such industry.

With respect to the VT Income Fund of Boston, the Fund may not:

     (9) Purchase any security if such purchase, at the time thereof, would cause 25% or more of the Fund's total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

With respect to VT Floating-Rate Income Fund, the Fund may not:

     (10) Purchase any security if, as a result of such purchase, 25% or more the Fund's total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For  the  purpose  of  restriction  (2),  the  deposit  or  payment  by  the  VT
Floating-Rate Income Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin. For the purpose of restriction
(10), the VT Floating-Rate Income Fund will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the Borrower, the amount and quality of the collateral, the terms of the Loan agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the Borrower and such interpositioned person.

The following nonfundamental investment policies have been adopted by each Fund. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders. Each Fund will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "BMR" refers to Boston Management and Research, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           the Trust      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JESSICA M. BIBLIOWICZ  Trustee         Since 2000          President and Chief Executive           186           None
11/28/59                                                   Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        President       Since 2000          Chairman, President and Chief           191           Director of EVC
11/9/41                and Trustee                         Executive Officer of BMR, Eaton
                                                           Vance, EVC and EV; Director of EV;
                                                           Vice President and Director of EVD.
                                                           Trustee and/or officer of 191
                                                           registered investment companies
                                                           in the Eaton Vance Fund Complex. Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance and EVC and EV, which are
                                                           affiliates of the Trust.

NONINTERESTED TRUSTEES

DONALD R. DWIGHT       Trustee         Since 2000          President of Dwight Partners, Inc.      191           Trustee/Director of
3/26/31                                                    (corporate relations and                              the Royce Funds
                                                           communications company).                              (consisting of 17
                                                                                                                 portfolios)

SAMUEL L. HAYES, III   Trustee         Since 2000          Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                                    Investment Banking Emeritus,                          & Co. (specialty
                                                           Harvard University Graduate                           retailer) and
                                                           School of Businss Administration.                     Telect, Inc.
                                                                                                                 (telecommunications
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Since 2000          President, Unicorn Corporation           191           None
9/21/35                                                    (an investment and financial
                                                           advisory services company) since
                                                           September 2000).  Chairman,
                                                           Hellman, Jordan Management Co.,
                                                           Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Since 2000          Professor Law, University of            186           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Since 2000          Investment Adviser and Consultant.      171           None
2/21/30

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and               Postitions(s) with the          Term of Office
Date of Birth                  Trust                and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------
THOMAS P. HUGGINS      Vice President               Since 2000                  Vice  President of Eaton Vance and BMR. Officer of 7
3/7/66                                                                          registered  investment  companies managed  by  Eaton
                                                                                Vance or BMR.

SAMUEL D. ISALY        Vice President               Since 2000                  Managing Partner of OrbiMed Advisers LLC. Officer of
3/12/45                                                                         5 registered investment  companies managed  by Eaton
                                                                                Vance or BMR.

                                       12

MARTHA G. LOCKE        Vice President               Since 2002                  Vice  President of Eaton Vance and BMR. Officer of 5
6/21/52                                                                         registered  investment  companies managed  by  Eaton
                                                                                Vance or BMR.

SCOTT H. PAGE          Vice President               Since 2000                  Vice President of Eaton Vance and BMR. Officer of 12
11/30/59                                                                        registered  investment  companies  managed  by Eaton
                                                                                Vance or BMR.

JACOB REES-MOOG        Vice President               Since 2000                  Investment  Manager of  Lloyd George.  Officer  of 4
5/24/69                                                                         registered  investment companies  managed  by  Eaton
                                                                                Vance or BMR.

DUNCAN W. RICHARDSON   Vice President               Since 2002                  Senior Vice  President and Chief  Equity  Investment
10/26/57                                                                        Officer  of  Eaton  Vance  and BMR.  Officer  of  41
                                                                                registered  investment companies  managed  by  Eaton
                                                                                Vance or BMR.

PAYSON F. SWAFFIELD    Vice President               Since 2000                  Vice  President of  Eaton Vance and BMR.  Officer of
                                                                                12 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

MICHAEL W. WEILHEIMER  Vice President               Since 2000                  Vice President of Eaton Vance and  BMR. Officer of 8
2/11/61                                                                         registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR      Treasurer                    Since 2000                  Vice President of BMR,  Eaton Vance and EVD. Officer
4/1/45                                                                          of 113  investment companies  managed by Eaton Vance
                                                                                or BMR.

ALAN R. DYNNER         Secretary                    Since 2000                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton  Vance, EVD, EV and EVC.  Officer  of 191
                                                                                registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.


The Nominating Committee of the Board of Trustees of the Trust is comprised of the Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust. In the fiscal year ended December 31, 2002, the Nominating Committee convened seven times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust, and certain service providers. In the fiscal year ended December 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight, Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Trust or investors therein. In the fiscal year ended December 31, 2002, the Special Committee convened four times.

In reviewing the approval of the investment advisory agreement(s) between the Trust and the investment adviser, the Special Committee considered, among other things, the following:

  * An independent report comparing the fees and expenses of each Fund to a peer group of funds;
  * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
  * Sales and redemption data in respect of the Fund (in the case of a renewal);
  * The economic outlook and the general investment outlook in the relevant investment markets;
  * Each investment adviser's results and financial condition and the overall organization of the investment adviser;
  *  Arrangements regarding the distribution of Fund shares;
  *  The procedures used to determine the fair value of each Fund's assets;
  * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
  * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
  * The resources devoted to Eaton Vance's, LGM's and OrbiMed's compliance efforts undertaken on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
  * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates, including LGM and OrbiMed;
  *  Investment management staffing;
  * Operating expenses (including transfer agency expenses) paid to third parties; and
  *  Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Trust. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Trust. The Special Committee also considered Eaton Vance's, LGM's and OrbiMed's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, including LGM and OrbiMed, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the approval of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                              Dollar Range of Equity Securities Owned by
                                                              ------------------------------------------
                                  Jessica M.        James B.      Donald R.     Samuel L.     Norton H.      Lynn A.       Jack L.
           Fund Name              Bibliowicz(1)     Hawkes(1)     Dwight(2)     Hayes(2)      Reamer(2)      Stout(2)     Treynor(2)
           ---------              -------------     ---------     ---------     ---------     ---------      --------     ----------
  VT Floating-Rate Income Fund        None            None          None          None          None           None          None
VT Worldwide Health Sciences Fund     None            None          None          None          None           None          None
    VT Income Fund of Boston          None            None          None          None          None           None          None
     VT Information Age Fund          N/A             N/A           N/A           N/A           N/A            N/A           N/A

Aggregate Dollar Range of
Equity Securities Owned in all
Registered Funds Overseen by
Trustee in the Eaton Vance
Family of Funds                  $10,001-$50,000  over $100,000 over $100,000 over $100,000 over $100,000 $10,001-$50,000 $1-$10,000

(1)  Interested Trustees
(2)  Noninterested Trustees

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.


During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Fund or any of their immediate family members served as an officer.

Trustees of each Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Fund's assets, liabilities, and net income per share, and will not obligate a Fund to retain the services of any Trustee or obligate a Fund to pay any particular level of compensation to the Trustee. Neither the Fund nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Trust. (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). During the fiscal year ended December 31, 2002, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                                 Jessica M.       Donald R.    Samuel L.    Norton H.    Lynn A.     Jack L.
   Source of Compensation        Bibliowicz(2)    Dwight       Hayes        Reamer       Stout(2)    Treynor(2)
   ----------------------        -------------    ---------    ---------    ---------    -------     ----------
VT Floating-Rate Income Fund       $    111      $     95      $    102     $     93    $    103      $    115
VT Worldwide Health Sciences
           Fund                          27            22            26           22          24            27
         Trust(3)                       138           117           128          115         127           142
       Complex Total                160,000       162,500(4)    180,000      160,000     160,000(5)    170,000

(1) As of May 1, 2003, the Eaton Vance fund complex consisted of 192 registered investment companies or series thereof.
(2) Elected as Trustees of the Fund on June 15, 2001. (3) The Trust consisted of 4 funds as of December 31, 2002. (4) Includes $60,000 of deferred compensation. (5) Includes $16,000 of deferred compensation.

ORGANIZATION

Each Fund is a series of the Trust, which was organized under Massachusetts law on August 14, 2000, and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Trust's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

The VT Floating-Rate Income Fund and VT Income Fund of Boston have each engaged Eaton Vance as investment adviser. The VT Information Age Fund has engaged Eaton Vance and Lloyd George as its investment advisers and the VT Worldwide Health Sciences Fund has engaged OrbiMed as its investment adviser.

Eaton Vance receives a monthly fee from VT Floating-Rate Income Fund on average daily net assets computed as follows:

        Average Daily Net Assets For The Month   Annual Fee Rate
        --------------------------------------   ---------------
        Up to $1 billion                              0.575%
        $1 billion but less than $2 billion           0.525%
        $2 billion but less than $5 billion           0.500%
        $5 billion and over                           0.480%

As of December 31, 2002, the Fund had net assets of $36,551,601. For the fiscal year ended December 31, 2002, the investment advisory fee was equivalent to 0.575% of the average daily net assets of the Fund and amounted to $143,030. For the period from the start of business, May 1, 2001 to December 31, 2001, the investment advisory fee amounted to $33,265, of which Eaton Vance voluntarily waived $1,304.

Eaton Vance receives a monthly fee equivalent to 0.625% annually of average daily net assets of the VT Income Fund of Boston throughout the month.

Under the investment advisory agreement with the VT Information Age Fund, Eaton Vance and Lloyd George are entitled to receive a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund throughout the month in each Category as indicated below:


     Category     Average Daily Net Assets                Annual Asset Rate
     --------     ------------------------                -----------------
        1         less than $500 million                         0.75%
        2         $500 million but less than $1 billion          0.70%
        3         $1 billion but less than $1.5 billion          0.65%
        4         $1.5 billion but less than $2 billion          0.60%
        5         $2 billion but less than $3 billion            0.55%
        6         $3 billion and over                            0.50%


OrbiMed receives a monthly fee of 1.00% of the VT Worldwide Health Sciences Fund's average daily net assets up to $30 million of assets, 0.90% of the next $20 million of assets and 0.75% on assets in excess of $50 million. For assets of $50 million or more, the advisory fee is 0.70% for $500 million but less than $1 billion, 0.65% for $1 billion but less than $1.5 billion, 0.60% for $1.5 billion but less than $2 billion, 0.55% for $2 billion but less than $3 billion and 0.50% for $3 billion and over. As of December 31, 2002, the Fund had net assets of $13,085,969. For the fiscal year ended December 31, 2002, the investment advisory fee was equivalent to 1.07% of the Fund's average daily net assets and amounted to $134,171. For the period from the start of business, May 1, 2001 to December 31, 2001, the investment advisory fee amounted to $13,790.

The performance fee adjustment to the advisory fee is as follows: After May 1, 2002, the basic advisory fee is subject to upward or downward adjustment depending upon whether, and to what extent, the investment performance of the VT Worldwide Health Sciences Fund differs by at least one percentage point from the record of the S&P 500 over the same period. Each percentage point difference is multiplied by a performance adjustment rate of 0.025%. The maximum adjustment plus/minus is 0.25%. One twelfth (1/12) of this adjustment is applied each month to the average daily net assets of the Fund over the entire performance period. This adjustment shall be based on a rolling period of up to and including the most recent 36 months. Fund performance shall be total return as computed under Rule 482 under the Securities Act of 1933.

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. Under Eaton Vance's administrative services agreement with the Trust on behalf of the Funds, Eaton Vance receives a monthly administration fee from the Funds in the amount of 0.25% of each Fund's average daily net assets per annum, computed and paid monthly. For the fiscal year ended December 31, 2002, VT Floating-Rate Income Fund and VT Worldwide Health Sciences Fund paid $62,187 and $31,444, respectively, in administration fees to Eaton Vance. For the period from start of business, May 1, 2001 to December 31, 2001, VT Floating-Rate Income Fund and VT Worldwide Health Sciences Fund paid $14,463 and $3,447, respectively, in administration fees to Eaton Vance.

INFORMATION ABOUT LLOYD GEORGE. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Hon. Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

INFORMATION ABOUT ORBIMED. OrbiMed is a limited liability company whose managing member is Samuel D. Isaly. The officers of the investment adviser are Samuel D. Isaly, President and Sven H. Borho, Treasurer. The business address of the above individuals is 767 3rd Avenue, New York, NY 10017.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2002, Eaton Vance was not paid a fee by the transfer agent for sub-transfer agency services performed on behalf of each Fund.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is an indirect, wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. Eaton Vance is an indirect, wholly-owned subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and each Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser or the principal underwriter). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Distribution of shares of the VT Worldwide Health Sciences Fund by the principal underwriter will also be encouraged by the payment by OrbiMed to the principal underwriter of amounts equivalent to 33 1/3% of the advisory fees paid to OrbiMed by the Fund.

CUSTODIAN AND TRANSFER AGENT. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian and transfer agent and dividend disbursing agent to each Fund. IBT has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of VT Floating-Rate Income Fund. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, are the independent accountants of VT Income Fund of Boston, VT Information Age Fund and VT Worldwide Health Sciences Fund. The independent accountants provide audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Fund is computed by IBT (as agent and custodian for each Fund) by subtracting the liabilities of the Fund from the value of its total assets. Each Fund will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trustees of each Fund have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Fund generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

The Trustees have approved and monitor the procedures under which Senior Loans are valued. The investment adviser and the Valuation Committee may implement new pricing methodologies or expand or reduce mark-to-market valuation of Senior Loans in the future, which may result in a change in the Fund's net asset value per share. The Fund's net asset value per share will also be affected by fair value pricing decisions and by changes in the market for Senior Loans. In determining the fair value of a Senior Loan, the investment adviser will consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. The fair value of each Senior Loan is reviewed and approved by the investment adviser's Valuation Committee and by a Trust's Trustees.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust. Occasionally, events affecting the value of a foreign security may occur between the time trading is completed abroad and the close of the Exchange will not be reflected in the computation of a Trust's net asset value (unless a Trust deems that such event would materially affect its net asset value in which case an adjustment would be made).

                         PURCHASING AND REDEEMING SHARES

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially by a distribution in kind of readily marketable securities withdrawn from its portfolio. The securities so distributed would be valued pursuant to the Fund's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Funds currently do not foresee any disadvantages to policy owners arising out of the fact that the Funds intend to offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts that may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Fund to any separate account or may suspend or terminate the offering of shares of a Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

SERVICE PLAN
------------

The Trust has in effect a Service Plan (the "Plan") for each Fund's shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Plan provides that each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Service fees are paid quarterly in arrears. For the service fees paid by each Fund, see Appendix A and Appendix B.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Fund and the

Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plan was initially approved by the Trustees, including the Plan Trustees, on August 14, 2000. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

Service fee payments made to the principal underwriter and insurance companies and affiliated broker-dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and insurance companies and affiliated broker-dealers, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of each Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Present and prospective investors may be provided with information on investing in fixed-income securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;

     *    funding a college education (including its actual and estimated cost);

     *    health care expenses (including actual and projected expenses);

     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance, Lloyd George, OrbiMed, their affiliates and other Fund service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

Advertisements and communications about the Fund may include a comparison of loan interests and other corporate debt instruments. These may describe the credit agreements used in connection with loan interests. Moreover, the markets for loan interests may be described.

BMR was one of the first investment management firms to manage a portfolio of Senior Loans. BMR has former commercial bank lending officers and investment bank corporate finance officers dedicated to this investment discipline. The services of leading law and accounting firms are used as well.

                                      TAXES

Each Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. VT Floating-Rate Income Fund and VT Worldwide Health Sciences Fund each qualified as a RIC for the fiscal year ended December 31, 2002.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

In order for variable annuity and variable life insurance contracts to receive favorable tax treatment, certain diversification requirements must be met. Treasury regulations provide that investment portfolios underlying variable contracts will be deemed adequately diversified if no more than 55% of the value of the total assets of the portfolio is represented by any one investment, no more than 70% of such value is represented by any two investments, no more than 80% of such value is represented by any three investments, and more than 90% of such value is represented by any four investments. Alternatively, a portfolio underlying a variable contract will be adequately diversified if, as of the close of each quarter, the diversification requirements applicable to RICs are met and not more than 55% of the value of thee total assets consists of cash and cash items (including receivables), U.S. government securities and securities of other RICs.

Variable annuity and variable life insurance contracts may look through a RIC to the assets held by the RIC, and thus be treated as owning a proportionate share of such RIC's assets for purposes of meeting the diversification test, provided that the RIC meets certain requirements (including limitations on the nature of the RIC's shareholders). Each Fund intends to comply with theses requirements and to comply with the diversification requirements applicable to variable annuity and variable life insurance contracts.

A Fund's investment in zero coupon, deferred interest and certain payment-in-kind or other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for a Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Fund's taking certain positions in connection with ownership of such distressed securities.

The Fund's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Fund will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

The foregoing discussion does not address the federal, state, local or foreign tax consequences for the holders of variable annuity contracts and variable life insurance policies. For more information on federal income tax consequences for such holders, such holders should consult the prospectus of the applicable separate account.

                        PORTFOLIO SECURITIES TRANSACTIONS

The VT Floating-Rate Income Fund and VT Income Fund of Boston will acquire interests in Senior Loans from major international banks, selected domestic regional banks, insurance companies, finance companies and other financial institutions. In selecting financial institutions from which Senior Loans may be acquired, Eaton Vance will consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While these financial institutions are generally not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with their sale by a Fund.

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by an investment adviser. Each Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

A Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Fund during the fiscal year ended December 31, 2002 and for the period of May 2, 2001 (start of business) to December 31, 2001, as well as the amount of a Fund's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                           Amount of Transactions   Commissions Paid on Transactions
                               Brokerage Commission Paid     Directed to Firms             Directed to Firms
                                     Period Ended            Providing Research            Providing Research
                               -------------------------   ----------------------   --------------------------------
            Fund               12/31/02         12/31/01          12/31/02                       12/31/02
            ----               --------         --------          --------                       --------
  VT Floating-Rate Income      $     0           $    0          $        0                      $     0
VT Worldwide Health Sciences   $25,105           $9,314          $8,822,315                      $18,692

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent accountants' reports for, the Funds, appear in the respective Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of these reports accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Trust for the fiscal year ended December 31, 2002 as previously filed electronically with the SEC:

                    Eaton Vance VT Floating-Rate Income Fund
                      (Accession No. 0001047469-03-006451)




                 Eaton Vance VT Worldwide Health Sciences Fund
                     (Accession No. 0001047469-03-006452).

                                                                    APPENDIX A

           VT FLOATING-RATE INCOME FUND FEES, PERFORMANCE & OWNERSHIP


SERVICE FEES. For the fiscal year ended December 31, 2002, service fee payments to insurance companies pursuant to the Service Plan amounted to $62,187.

PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in this Fund for the period shown in the table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. A return would have been lower without subsidies.

                                      Length of Period Ended December 31, 2002
Average Annual Total Return:                One Year            Life of Fund*
----------------------------                --------            -------------

                                              0.31%                 0.96%
Fund commenced operations on May 2, 2001

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of April 1, 2002, the Trustees and officers of the Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below.


   Allmerica Financial Life Insurance and Annuity Co.   Worcester, MA   90.6%

   First Allmerica Financial Life Insurance Co.         Worcester, MA    8.9%


To the knowledge of the Fund, no other person owned of record or beneficially 5% or more of the outstanding shares of the Fund as of such date.

                                                                    APPENDIX B

        VT WORLDWIDE HEALTH SCIENCES FUND FEES, PERFORMANCE & OWNERSHIP

SERVICE FEES. For the fiscal year ended December 31, 2002, service fee payments to insurance companies pursuant to the Service Plan amounted to $31,444.

PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in this Fund for the period shown in the table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. A return would have been lower without subsidies.

                                       Length of Period Ended December 31, 2002
Average Annual Total Return:             One Year                Life of Fund
----------------------------             --------                ------------

                                         -29.77%                    -11.59%

Fund commenced operations on May 2, 2001

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of April 1, 2002, the Trustees and officers of the Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below.


   Allmerica Financial Life Insurance and Annuity Co.   Worcester, MA   91.3%

   First Allmerica Financial Life Insurance Co.         Worcester, MA    7.9%


To the knowledge of the Fund, no other person owned of record or beneficially 5% or more of the outstanding shares of the Fund as of such date.

                                                                    APPENDIX C

             VT INCOME FUND OF BOSTON FEES, PERFORMANCE & OWNERSHIP

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of April 1, 2002, the Trustees and officers of the Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below.


     GE Capital Assurance Co. of New York      Richmond, VA     55.7%

     GE Life and Annuity Assurance Company     Richrmond, VA    44.3%



To the knowledge of the Fund, no other person owned of record or beneficially 5% or more of the outstanding shares of the Fund as of such date.

                                                                    APPENDIX D

                      DESCRIPTION OF CORPORATE BOND RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred - and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

NOTES: An obligation which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. Evaluation of such debt is dependent on the investment adviser's judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                           PART C - OTHER INFORMATION

ITEM 23.    EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

 (a)(1) Declaration of Trust dated August 14, 2000, filed as Exhibit (a) to the Trust's Registration Statement filed on August 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

    (2) Amendment and Restatement of Establishment and Designation of Series of Shares filed as Exhibit (a)(2) to the Trust's Pre-Effective Amendment No. 3 filed on February 16, 2001 (Accession No. 0000950156-01-000095) and incorporated herein by reference.

 (b)(1) By-Laws dated August 14, 2000 filed as Exhibit (b) to the Trust's Registration Statement filed on August 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

    (2) Amendment to By-Laws of Eaton Vance Variable Trust dated June 18, 2002 filed herewith.

 (c)           Reference is made to Item 23(a) and 23(b) above.

 (d)(1) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT Income Fund of Boston dated August 14, 2000 filed as Exhibit (d)(1) to the Trust's Pre-Effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565)
               and incorporated herein by reference.

    (2) Investment Advisory Agreement with Eaton Vance Management and Lloyd George Investment Management (Bermuda) Limited dated August 14, 2000 for Eaton Vance VT Information Age Fund filed as Exhibit
               (d)(2) to the Trust's Pre-Effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and
               incorporated herein by reference.

    (3) Investment Advisory Agreement with OrbiMed Advisors, Inc. for Eaton Vance VT Worldwide Health Sciences Fund dated August 14, 2000 filed as Exhibit (d)(3) to Post-Effective Amendment No. 1 filed on April 29, 2002 (Accession No. 0000940394-02-000271) and
               incorporated  herein  by  reference.

    (4) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT Floating-Rate Income Fund dated December 11, 2000 filed as Exhibit (d)(4) to the Trust's Pre-Effective Amendment No. 3 filed February 16, 2001 (Accession No. 0000950156-01-000095) and incorporated herein by reference.

 (e)(1) Distribution Agreement between Eaton Vance Variable Trust (on behalf of each of its series listed in Schedule A attached) and Eaton Vance Distributors, Inc. dated August 14, 2000 filed as Exhibit (e)(1) to the Trust's Pre-Effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and
               incorporated herein by reference.

    (2) Agreement between Eaton Vance Distributors, Inc. and OrbiMed Advisors, Inc. dated August 14, 2000 filed as Exhibit (e)(2) to the Trust's Pre-Effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

    (3) Schedule A-1 to Distribution Agreement filed as Exhibit (e)(3) to the Trust's Pre-Effective Amendment No. 3 filed February 16, 2001

               (Accession No. 0000950156-01-000095) and incorporated herein by reference.

 (g)(1) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-01241) (Accession No. 0000950156-95-000600) and incorporated herein by reference.

    (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated November 20, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-01241) (Accession No. 0000950156-95-000833) and incorporated herein by reference.

    (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) and
               incorporated herein by reference.

    (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

    (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

 (h)(1) Administrative Services Agreement between Eaton Vance Variable Trust (on behalf of each of its series listed on Schedule A attached) and Eaton Vance Management dated August 14, 2000 filed as Exhibit (h)(1) to the Trust's Pre-Effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565)
               and incorporated herein by reference.

    (2) Schedule A-1 to Administrative Services Agreement filed as Exhibit (h)(2) to the Trust's Pre-Effective Amendment No. 3 filed February 16, 2001 (Accession No. 0000950156-01-000095) and
               incorporated herein by reference.

    (3) Form of Participation Agreement filed as Exhibit (h)(3) to the Trust's Pre-Effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

    (4)(a)     Transfer Agency Agreement dated January 1, 1998  filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

       (b)(i) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-0004620) and incorporated herein by reference.

          (ii) Amended Schedule A dated August 31, 2002 to Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(3)(b)(ii) to Post-Effective Amendment No. 84 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed September 13, 2002 (Accession No. 0000940394-02-000563) and
               incorporated herein by reference.

    (5) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) ) filed July 24, 2002 (Accession No. 0000940394-02-0004620) and incorporated herein by reference.

 (i)(1) Opinion of Internal Counsel filed as Exhibit (i)(1) to the Trust's Pre-Effective Amendment No. 3 filed February 16, 2001 (Accession No. 0000950156-01-000095) and incorporated herein by reference.

    (2)        Consent of Internal Counsel filed herewith.

 (j)(1) Independent Auditors' Consent for Eaton Vance VT Floating-Rate Income Fund filed herewith.

    (2) Consent of Independent Accountants for Eaton Vance VT Worldwide Health Sciences Fund filed herewith.

 (m)(1) Service Plan adopted August 14, 2000 with attached Schedule A filed as Exhibit (m)(1) to the Trust's Pre-Effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

    (2) Schedule A-1 to Service Plan filed as Exhibit (m)(2) to the Trust's Pre-Effective Amendment No. 3 filed February 16, 2001 (Accession No. 0000950156-01-000095) and incorporated herein by reference.

 (p)(1)        Code of  Ethics  adopted by the Eaton Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, revised June 4, 2002 filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) (Accession No.
               0000940394-02-000462) filed July 24, 3002 and incorporated herein by reference.

    (2) Code of Ethics adopted by Lloyd George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George Management (Hong Kong) Ltd, Lloyd George Management (Europe) Ltd and the LGM Funds effective September 1, 2000 filed as Exhibit
               (p)(2) to the Trust's Pre-effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and
               incorporated herein by reference.

    (3)        Code of Ethics adopted by OrbiMed Advisors, Inc. filed as Exhibit
               (p)(3) to the Trust's Pre-Effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and
               incorporated herein by reference.

 (q) Power of Attorney dated August 14, 2000 filed as Exhibit (q) to the Trust's Registration Statement filed on August 14, 2000 (Accession No. 0000950156-00-000404) and incorporated herein by reference.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25.    INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), Lloyd George (Bermuda) (File No. 801-40889), and OrbiMed (File No. 801-34429) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27.    PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior             Eaton Vance Municipals Trust II
 Floating-Rate Fund                     Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust                Eaton Vance Prime Rate Reserves
Eaton Vance Income Fund of Boston       Eaton Vance Special Investment Trust
Eaton Vance Institutional Senior        EV Classic Senior Floating-Rate Fund
 Floating-Rate Fund                     Eaton Vance Variable Trust
Eaton Vance Investment Trust
Eaton Vance Municipals Trust

     (b)

         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        --------------------------          ---------------

       Ira Baron                 Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner      Vice President, Secretary and Clerk        Secretary
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None

     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director     President and Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
     Tim McEwen                  Vice President                     None
   Shannon McHugh                Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
   David M. Thill                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

-----------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c)  Not applicable

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 29.    MANAGEMENT SERVICES

     Not applicable

ITEM 30.    UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on April 24, 2003.

                                 EATON VANCE VARIABLE TRUST


                                 By: /s/ James B. Hawkes
                                     --------------------------------
                                     James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on April 24, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ James B. Hawkes
------------------------     President (Chief Executive Officer) and Trustee
James B. Hawkes


/s/ James L. O'Connor
------------------------ Treasurer (Principal Financial and Accounting Officer) James L. O'Connor


Jessica M. Bibliowicz*
------------------------                       Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
------------------------                       Trustee
Donald R. Dwight


Samuel L. Hayes, III*
------------------------                       Trustee
Samuel L. Hayes


Norton H. Reamer *
------------------------                       Trustee
Norton H. Reamer


Lynn A. Stout*
------------------------                       Trustee
Lynn A. Stout


Jack L. Treynor*
------------------------                       Trustee
Jack L. Treynor


*By: /s/ Alan R. Dynner
------------------------
     Alan R. Dynner
     (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (i)(2)       Consent of Internal Counsel

  (j)(1) Independent Auditors' Consent for Eaton Vance VT Floating-Rate Income Fund

  (j)(2) Consent of Independent Accountants for Eaton Vance VT Worldwide Health Sciences Fund